Equity (Details Textual)			1 Months Ended	12 Months Ended
	Jul. 06, 2016	Jan. 19, 2016 $ / shares	Feb. 27, 2015 Shareholders	Jun. 30, 2017 USD ($)	Jun. 30, 2016 USD ($) $ / shares	Jun. 30, 2015 USD ($) shares
Equity (Textual)
Variable interest entity, description				Yulong WFOE and the VIEs is required to set aside at least 10% of its after-tax profits each year, if any, to fund certain statutory reserve funds until such reserve funds reach 50% of its registered capital.
Net assets					$ 3,453,575	$ 47,875,838
Gain on change in fair value of warrant				$ (62,905)	(409,775)
Proceeds from issuance of IPO shares, net					11,510,157
Stock-based compensation expenses				162,363	534,237
Share price | $ / shares		$ 3.20
Statutory reserves				3,922,228	3,922,228
Consulting agreement, description	Services in conjunction with the pre-audit and consulting services for the periods ended June 30, 2016, September 30, 2016, December 31, 2016 and March 31, 2017. Total service fee is $150,000 or $37,500 per quarter and will be settled in a form of stock-based payment equivalent to 11,628 shares (pre-reverse split 58,140 shares) of the Company's ordinary shares. The shares were valued at $2.58 per share based on the average closing price of the ordinary shares on the date the service agreement was entered. The shares were issued on August 15, 2016.
Stock-based compensation - consulting services, description
6,256 shares ( before Reverse Stock Split was 31,279 shares) to a consultant for services pertaining to business growth and strategies for the calendar years ending December 31, 2017 and 2016; and? 19,194 shares (before Reverse Stock Split was 95,967 shares) to a consultant for services rendered previously and for the fiscal quarter ended March 31, 2016 pertaining to financial reporting and internal control over financial reporting.

Service fee					150,000
Warrant [Member]
Equity (Textual)
Gain on change in fair value of warrant				62,905	$ 409,775
Warrant liabilities				2,700		475,380
IPO [Member]
Equity (Textual)
Conversion into ordinary shares						$ 1,500,000
Conversion into ordinary shares, Shares | shares						1,279,060
Price per share | $ / shares					$ 6.25
Description of initial public offering
 granted a 45-days option to its underwriters to purchase up to 67,500 (pre-reverse split 337,500) shares of ordinary shares, to cover over-allotments, which expired on August 15, 2015 without being exercised;? granted warrants to purchase up to 22,500 (pre-reverse split 112,500) shares of ordinary shares in the aggregate, or 5% of the ordinary shares sold in the IPO, to the representative of its underwriters and an independent financial adviser for the IPO (the "warrants");? granted 5,280 (pre-reverse split 26,400) shares of ordinary shares in the aggregate to its CFO (4,000 (pre-reverse split 20,000) shares vested concurrently with the closing of IPO) and two non-executive board members (640 (pre-reverse split 3,200) shares each vesting quarterly from the closing of IPO) at $6.25 per share and valued at $165,000 in total; and? converted $9,959,613 in indebtedness to five shareholders, including its founder, into 318,708 (pre-reverse split 1,593,538) shares of ordinary shares.

Number of shares issued | shares						2,250,000
Proceeds from issuance of common stock						$ 14,062,500
Stock issuance cost						2,552,343
Proceeds from issuance of IPO shares, net						11,510,157
Stock-based compensation expenses				$ 0	$ 165,000	$ 0
Share price | $ / shares					$ 6.25
Number of shareholders | Shareholders			5